Capital Leases (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 298,343	$ 159,028
Non-current portion of capital lease obligations	8,778,519	8,971,622
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	321,360	181,047
Current portion of deferred finance fees	(23,017)	(22,019)
Non-current portion of capital lease obligations	8,865,078	9,064,702
Non-current portion of deferred finance fees	(86,559)	(93,080)
Total capital lease obligations	$ 9,076,862	$ 9,130,650